COMMON SHARES	12 Months Ended
Dec. 31, 2019
COMMON SHARES
COMMON SHARES

13. COMMON SHARES

Upon inception, the Company is authorized to issue a maximum of 500,000,000 no par value shares of a single class.

On September, 2017, The Company issued 180,000,000 common shares with a fair value of $42,480,000 to ReneSola Singapore Pte Ltd., as a result from the share repurchase and subscription agreement with Mr. Xianshou Li, for the sale of the Company’s manufacturing and LED distribution businesses. Total issued shares of the Company as of December 2017 was 381,027,002.

On October, 2019, the Company issued and sold to Shah Capital Opportunity Fund LP 100,000,000 newly issued common shares at a market price of $0.11 per share, for a total consideration of $11,000,000. The newly issued shares are subject to a 180 days lockup period. Net proceed from the transaction are intended to be used to expand the Company global project development activities. Total issued shares of the Company as of December 2019 was 481,027,002.